Balance Sheet Components (Property and Equipment, Net) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 8,297	$ 5,499	$ 1,455
Less: Accumulated depreciation and amortization	(2,119)	(1,028)	(433)
Property and Equipment, Net	6,178	4,471	1,022
Testing Equipment
Property, Plant and Equipment [Line Items]
Property and equipment gross	3,126	2,293	1,086
Computer And Other Equipment
Property, Plant and Equipment [Line Items]
Property and equipment gross	828	578	182
Tooling Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	1,605	532
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment gross	641	595	18
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment gross	1,808	1,424	112
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	229	77	57
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 60